Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 433,487
Property, plant and equipment	279,290
Additions to property, plant and equipment	88,032	$ 83,884
Impairment expense, net of reversals	739,347
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	653,224	441,499
Additions	50,267	115,001
Divestments and disposals	(3,227)	(70)
Reclassifications	0	0
Effect of foreign currency exchange differences	31,325	(12,393)
Property, plant and equipment	731,589	544,037
Cash-settled additions	38,296	64,464
Additions to property, plant and equipment	88,032	83,884
Amounts payable, related party transactions	49,736	19,420
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(219,737)	(64,462)
Divestments and disposals	1,546	34
Effect of foreign currency exchange differences	(6,462)	1,217
Depreciation expense	(3,701)	(3,490)
Depreciation capitalized into inventory	(7,356)	(2,000)
Impairment loss	(216,589)
Property, plant and equipment	(452,299)	(68,701)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,712
Property, plant and equipment	5,058
Buildings and land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,866	8,916
Additions	213	2,732
Divestments and disposals	(2,167)	0
Reclassifications	200	1,962
Effect of foreign currency exchange differences	720	(269)
Property, plant and equipment	9,832	13,341
Buildings and land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(4,154)	(2,709)
Divestments and disposals	741	0
Effect of foreign currency exchange differences	(176)	159
Depreciation expense	(1,185)	(1,287)
Depreciation capitalized into inventory	0	0
Impairment loss	0
Property, plant and equipment	(4,774)	(3,837)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	333,279
Property, plant and equipment	120,607
Machinery and equipment | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	476,162	180,945
Additions	1,519	11,058
Divestments and disposals	(1,013)	(70)
Reclassifications	1,305	111,104
Effect of foreign currency exchange differences	15,125	(6,005)
Property, plant and equipment	493,098	297,032
Machinery and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(142,883)	(61,174)
Divestments and disposals	805	34
Effect of foreign currency exchange differences	(4,826)	1,058
Depreciation expense	(2,516)	(2,203)
Depreciation capitalized into inventory	(7,356)	(2,000)
Impairment loss	(215,715)
Property, plant and equipment	(372,491)	(64,285)
Machinery under development
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	93,496
Property, plant and equipment	153,625
Machinery under development | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	166,196	251,638
Additions	48,535	101,211
Divestments and disposals	(47)	0
Reclassifications	(1,505)	(113,066)
Effect of foreign currency exchange differences	15,480	(6,119)
Property, plant and equipment	228,659	233,664
Machinery under development | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(72,700)	(579)
Divestments and disposals	0	0
Effect of foreign currency exchange differences	(1,460)	0
Depreciation expense	0	0
Depreciation capitalized into inventory	0	0
Property, plant and equipment	(75,034)	$ (579)
Machinery under development | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	$ (874)